STOCK-BASED COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STOCK-BASED COMPENSATION PLANS
Authorized number of shares to be granted under the Stock Incentive Plan	32,600,000		32,600,000		32,600,000
Remaining shares available for grant	8,000,000		8,000,000		10,600,000
Vesting period			3 years		3 years
STOCK-BASED COMPENSATION PLANS
Compensation cost from continuing operations	$ 6	$ 2	$ 20	$ 17	$ 22	$ 24	$ 16
Total income tax benefit recognized in the statements of operations for stock-based compensation arrangements			6	5	6	8	6
Stock options
STOCK-BASED COMPENSATION PLANS
Maximum contractual term			10 years		10 years
Weighted average of the assumptions utilized for stock options granted
Dividend yield (as a percent)		3.60%	3.00%	2.30%	2.30%	3.00%	15.40%
Expected volatility (as a percent)		65.00%	65.30%	65.60%	65.60%	69.00%	70.40%
Risk-free interest rate (as a percent)		1.80%	1.30%	2.80%	2.80%	3.10%	2.50%
Expected life of stock options granted during the period		6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days
Option Awards, Shares
Outstanding at the beginning of the period (in shares)			10,345,000	10,997,000	10,997,000
Granted (in shares)			1,363,000		953,000
Exercised (in shares)			(661,000)		(1,268,000)
Forfeited (in shares)			(251,000)		(337,000)
Outstanding at the end of the period (in shares)	10,796,000		10,796,000		10,345,000	10,997,000
Exercisable at the end of the period (in shares)	8,643,000		8,643,000		7,089,000
Option Awards, Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)			$ 13.83	$ 12.28	$ 12.28
Granted (in dollars per share)			$ 13.41		$ 17.51
Exercised (in dollars per share)			$ 3.25		$ 2.82
Forfeited (in dollars per share)			$ 19.76		$ 15.14
Outstanding at the end of the period (in dollars per share)	$ 14.29		$ 14.29		$ 13.83	$ 12.28
Exercisable at the end of the period (in dollars per share)	$ 14.27		$ 14.27		$ 16.34
Outstanding, Weighted Average Remaining Contractual Term			5 years 7 months 6 days		5 years 10 months 24 days
Exercisable, Weighted Average Remaining Contractual Term			4 years 9 months 18 days		5 years
Outstanding, Aggregate Intrinsic Value	41		41		27
Exercisable, Aggregate Intrinsic Value	38		38		13
Weighted-average grant-date fair value of stock options granted (in dollars per share)			$ 6.36		$ 9.17	$ 6.97	$ 0.51
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	11		11		8
Weighted-average period over which cost is expected to be recognized			1 year 7 months 6 days		7 months 6 days
Total intrinsic value of stock options exercised			$ 7	$ 19	$ 19	$ 14